FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Liabilities
Lease liabilities	$ 2,908	$ 2,931
Derivative financial liabilities	3,011	1,776
Derivative financial assets	2,737	1,643
Derivative liabilities, net	274	133
Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	4,484	6,501
Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	3,011	1,776
Debt
Financial Liabilities
Debt undiscounted cash flows	28,849	25,271
Lease Liabilities
Financial Liabilities
Debt undiscounted cash flows	4,655	4,842
2021 | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	4,410	6,422
2021 | Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	2,849	1,568
2021 | Debt
Financial Liabilities
Debt undiscounted cash flows	5,773	2,877
2021 | Lease Liabilities
Financial Liabilities
Debt undiscounted cash flows	474	470
2023 | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	37	39
2023 | Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	162	208
2023 | Debt
Financial Liabilities
Debt undiscounted cash flows	2,233	2,991
2023 | Lease Liabilities
Financial Liabilities
Debt undiscounted cash flows	771	796
2025 | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	37	40
2025 | Debt
Financial Liabilities
Debt undiscounted cash flows	3,009	2,220
2025 | Lease Liabilities
Financial Liabilities
Debt undiscounted cash flows	631	616
Thereafter | Debt
Financial Liabilities
Debt undiscounted cash flows	17,834	17,183
Thereafter | Lease Liabilities
Financial Liabilities
Debt undiscounted cash flows	$ 2,779	$ 2,960